Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance, Net Book Value	$ 58,475
— Depreciation	(3,467)	$ (668)	$ (757)
Balance, cost	130,185
Balance, Net Book Value	127,331	58,475
— Depreciation	(3,467)	(668)	(757)
Vessels [Member]
Balance, cost	32,592	38,957
Balance, Accumulated Depreciation	(548)	(757)
Balance, Net Book Value	32,044	38,200
— Transferred from Advances for Vessels Acquisitions / Under Construction	97,593	63,344
— Transferred from Advances for Vessels Acquisitions / Under Construction	97,593	63,344
— Depreciation	(3,467)	(668)
— Impairment, cost		(3,081)
— Impairment		(3,081)
— Disposals, cost		(66,628)
— Disposals, depreciation		877
— Disposals		(65,751)
Balance, cost	130,185	32,592	38,957
Balance, Accumulated Depreciation	(4,015)	(548)	(757)
Balance, Net Book Value	126,170	32,044	$ 38,200
— Depreciation	$ (3,467)	$ (668)